Cash at Banks	12 Months Ended
Dec. 31, 2019
Cash at Banks [Abstract]
CASH AT BANKS
3.	CASH AT BANKS

(a)	CASH AND CASH EQUIVALENTS

	2019	2018
	USD	USD

Cash and bank balances	167,767,393	159,478,364
Deposits with original maturities of three months or less	24,692,474	25,254,000
	192,459,867	184,732,364

(b)	TERM DEPOSITS

	2019	2018
	USD	USD

Total deposits	144,445,694	100,581,231
Less: Deposits with original maturities of three months or less - note 3 (a)	(24,692,474)	(25,254,000)
	119,753,220	75,327,231

The deposits are denominated in US Dollars and dollar pegged currencies and are held for varying periods between one month to one year depending on the immediate cash requirements of the Group.